Other Accounts Receivable	12 Months Ended
Dec. 31, 2012
Other Accounts Receivable [Abstract]
OTHER ACCOUNTS RECEIVABLE
NOTE 3:- OTHER ACCOUNTS RECEIVABLE

	December 31,
	2012	2011
Receivables in regard to property and equipment *	73	168
Prepayment and others	57	71
Government authorities	10	1
	140	240

*
In 2010 Homi Australia ceased the operating of the Minibars in Hilton Sydney, the only hotel operated in Australia, and transferred the operation and the Minibars installed to the Hilton, for up to AU$ 435 (approx. $ 396). The amount will be repaid over maximum of 50 monthly payments which will be based on the monthly performance of the hotel as detailed in the agreement. Title of the System shall immediately pass to Hilton, after those repayments, for the nominal price of one AU$.